Concession Financial Assets and Liabilities - Summary of Financial Assets and Financial Liabilities With the Tariff Adjustments (Parenthetical) (Detail)	Dec. 31, 2017 BRL (R$)
CVA account for compensation of changes in portion A costs [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Excess on energy reserve account	R$ 254